Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (391)	$ 185
Less: Net income attributable to GE O&G pre-merger	42	254
Less: Net loss attributable to noncontrolling interests	(330)	(69)
Net loss attributable to Baker Hughes, a GE company	(103)	0
Other comprehensive income (loss):
Investment securities	4	0
Foreign currency translation adjustments	(14)	(416)
Cash flow hedges	12	(8)
Benefit plans	55	54
Other comprehensive income (loss)	57	(370)
Less: Other comprehensive loss attributable to GE O&G pre-merger	(69)	(356)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	80	(14)
Other comprehensive income attributable Baker Hughes, a GE company	46	0
Comprehensive loss	(334)	(185)
Less: Comprehensive loss attributable to GE O&G pre-merger	(27)	(102)
Less: Comprehensive loss attributable to noncontrolling interests	(250)	(83)
Comprehensive loss attributable to Baker Hughes, a GE company	$ (57)	$ 0